Consolidated Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable – Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves
Balance, beginning of period	$ 211	$ 66	$ 11
Provision charged to expense	52	169	55
Reserve adjustments	0	(16)	0
Write-offs, net of recoveries	(123)	(8)	0
Balance, end of period	140	211	66
Inventories – Allowance for obsolescence
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves
Balance, beginning of period	1,320	7,021	5,200
Provision charged to expense	2,219	1,074	2,456
Reserve adjustments	0	(6,691)	0
Write-offs, net of recoveries	0	(84)	(635)
Balance, end of period	3,539	1,320	7,021
Deferred tax assets – Valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves
Balance, beginning of period	8,312	915	594
Reserve adjustments	1,381	7,397	321
Balance, end of period	$ 9,693	$ 8,312	$ 915